UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number     811-08266

The India Fund, Inc.

(Exact name of registrant as specified in charter)

345 Park Avenue New York, NY 10154

(Address of principal executive offices) (Zip code)

Simpson Thacher & Bartlett LLP 425 Lexington Avenue New York, NY 10017

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-583-5000

Date of fiscal year end: December 31, 2006

Date of reporting period: September 30, 2006

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

THE INDIA FUND, INC.

September 30, 2006 (Unaudited)

Schedule of Investments

INDIA (100% of holdings)

NUMBER OF SHARES	SECURITY	PERCENT OF HOLDINGS	COST	VALUE

COMMON STOCKS (89.51% of holdings)
	Apparel Manufacturers	0.14%
415,550	Crew B.O.S. Products, Ltd.		$1,616,140	$1,455,443
59,826	Gokaldas Exports, Ltd.		808,675	820,694

			2,424,815	2,276,137

	Building & Construction	1.88%
95,211	B.L. Kashyap and Sons, Ltd.		1,923,575	2,149,685
3,087,115	Hindustan Construction Co.		3,253,717	7,138,848
2,695,192	IVRCL Infrastructures and Projects, Ltd.		7,266,469	14,882,976
251,700	Madhucon Projects, Ltd.		2,210,523	1,386,611
893,200	Prajay Engineers Syndicate		3,146,618	4,042,496
147,805	Unity Infraprojects, Ltd.		3,396,986	1,830,948

			21,197,888	31,431,564

	Cement	1.20%
393,998	ACC, Ltd.		5,487,746	8,521,681
733,355	Binani Industries, Ltd.		3,657,530	4,372,984
733,500	JK Cements, Ltd.		3,146,786	3,163,992
208,600	UltraTech Cement, Ltd.		3,572,861	4,047,771

			15,864,923	20,106,428

	Chemicals	0.21%
668,000	Tata Chemicals, Ltd.		3,375,391	3,504,727

			3,375,391	3,504,727

	Computer Services	0.39%
420,307	Allsec Technologies, Ltd.		2,196,432	2,301,735
1,010,150	NIIT Technologies, Ltd.		3,277,414	4,127,483

			5,473,846	6,429,218

	Computer Software & Programming	11.16%
272,169	Geodesic Information Systems, Ltd.		158,373	896,365
3,086,095	Infosys Technologies, Ltd.		43,591,384	124,176,265
420,464	KPIT Cummins Infosystems, Ltd.		1,904,558	3,842,084
1,477,568	Satyam Computer Services, Ltd.		18,037,372	26,335,619
2,266,171	SSI, Ltd.+		5,166,520	7,759,720
2,040,300	Wipro, Ltd.		15,504,158	23,328,504

			84,362,365	186,338,557

	Consulting Services	0.09%
2,397,890	GTL Infrastructure, Ltd.+		0	1,524,625

			0	1,524,625

	Consumer Non-Durables	6.57%
8,989,502	Hindustan Lever, Ltd.		37,290,550	50,149,383
14,580,345	ITC, Ltd.		30,150,537	59,575,432

			67,441,087	109,724,815

The India Fund, Inc.

September 30, 2006 (Unaudited)

Schedule of Investments (continued)

NUMBER OF SHARES	SECURITY	PERCENT OF HOLDINGS	COST	VALUE

COMMON STOCKS (continued)
	Diagnostic Equipment	0.34%
1,476,275	Vimta Labs, Ltd.		$6,129,421	$5,684,995

			6,129,421	5,684,995

	Diversified Financial Services	0.93%
722,350	Indiabulls Financial Service, Ltd.		2,884,593	6,473,231
5,276,165	Infrastructure Development Finance Co., Ltd.		6,224,197	7,777,820
96,117	Reliance Capital, Ltd.		320,147	1,194,844

			9,428,937	15,445,895

	Diversified Industries	1.39%
423,143	Grasim Industries, Ltd.		14,506,679	23,215,509
69,339	NEPC India, Ltd. GDR+		3,467	13,868

			14,510,146	23,229,377

	Electronics & Electrical Equipment	8.64%
199,549	ABB, Ltd.		2,192,093	12,665,985
149,550	Bharat Electronics, Ltd.		4,062,791	3,755,113
1,486,462	Bharat Heavy Electricals, Ltd.		14,742,363	77,449,768
600,000	HBL Nife Power Systems, Ltd.		3,412,893	3,135,808
260,000	HBL Nife Power Systems, Ltd. Common Shares		582,638	1,375,721
3,116,174	Jyoti Structures, Ltd.		1,983,003	7,776,016
587,917	Kei Industries, Ltd.		4,244,487	4,122,140
697,359	Mather & Platt Pumps, Ltd.+		3,480,800	2,751,474
1,012,760	Siemens India, Ltd.		6,537,225	23,652,384
281,100	Suzlon Energy, Ltd.		3,260,798	7,565,676

			44,499,091	144,250,085

	Engineering	4.15%
640,210	Bharat Earth Movers, Ltd.		4,630,117	13,050,944
111,268	Elecon Engineering Co., Ltd.		2,816,705	2,576,427
496,795	Gammon India, Ltd.		2,454,732	3,944,071
2,188,717	Jaiprakash Associates, Ltd.		9,393,519	22,666,387
2,010,790	Thermax, Ltd.		1,481,800	13,697,891
5,943,600	Voltas, Ltd.		3,421,932	13,394,939

			24,198,805	69,330,659

	Extractive Industries	3.87%
2,450,241	Oil and Natural Gas Corp., Ltd.		47,230,997	62,425,792
487,220	Shiv-Vani Oil & Gas Exploration+		2,557,602	2,174,322

			49,788,599	64,600,114

	Finance	13.39%
3,180,600	Allahabad Bank		5,196,971	6,115,340
706,200	Bank of Baroda		4,147,957	4,432,491
3,014,550	Bank of India		9,102,043	10,643,643
1,513,200	Canara Bank, Ltd.		8,535,854	9,362,565
49,800	City Union Bank, Ltd.		131,781	131,210
1,146,963	HDFC Bank, Ltd.		13,372,175	23,126,570
1,575,748	Housing Development Finance Corp., Ltd.		16,114,093	52,643,879
3,416,041	ICICI Bank, Ltd.		25,542,477	51,997,462

The India Fund, Inc.

September 30, 2006 (Unaudited)

Schedule of Investments (continued)

NUMBER OF SHARES	SECURITY	PERCENT OF HOLDINGS	COST	VALUE

COMMON STOCKS (continued)
	Finance (continued)
42,500	ICICI Bank, Ltd. Sponsored ADR		$1,172,738	$1,305,175
1,150,150	Industrial Development Bank of India, Ltd.		2,082,268	2,069,894
525,000	Oriental Bank of Commerce		2,115,498	3,105,417
800,131	Punjab National Bank, Ltd.		8,552,443	9,167,750
2,456,940	South Indian Bank, Ltd.		3,821,346	3,720,853
779,600	State Bank of India		3,739,888	17,455,910
45,550	State Bank of India GDR		525,435	2,527,647
4,574,550	Syndicate Bank		8,755,003	8,964,823
1,527,050	UTI Bank, Ltd.		8,928,078	12,608,761
500,000	UTI Bank, Ltd. 144A GDR		2,955,000	4,140,000

			124,791,048	223,519,390

	Food	0.92%
457,593	Lakshmi Overseas Industries, Ltd.		2,402,387	9,266,445
731,250	McLeod Russel India, Ltd.+		2,033,555	1,995,115
98,550	Shree Renuka Sugars, Ltd.		1,515,173	1,348,048
172,800	Tata Tea, Ltd.		3,017,568	2,818,794

			8,968,683	15,428,402

	Hotels & Leisure	1.25%
5,268,285	Hotel Leelaventure, Ltd.		2,742,992	7,674,432
440,413	Indian Hotels Co., Ltd.		11,659,601	13,275,203

			14,402,593	20,949,635

	Media	0.77%
1,312,589	Balaji Telefilms, Ltd.		3,739,458	3,901,326
1,343,481	Zee Telefilms, Ltd.		8,156,256	8,942,888

			11,895,714	12,844,214

	Metal - Aluminum	0.80%
4,133,497	Hindalco Industries, Ltd.		10,350,544	13,371,043

			10,350,544	13,371,043

	Metal - Diversified	2.64%
2,041,555	Ahmednagar Forgings, Ltd.+		7,833,473	10,990,893
896,255	Hindustan Zinc, Ltd.		10,730,716	11,584,474
2,265,153	Sterlite Industries India, Ltd.		10,679,308	21,534,367

			29,243,497	44,109,734

	Petroleum Related	7.42%
495,739	Indian Oil Corp., Ltd.		3,717,038	5,650,939
4,635,243	Reliance Industries, Ltd.		45,787,476	118,194,911

			49,504,514	123,845,850

	Pharmaceuticals	3.29%
333,849	Aurobindo Pharma, Ltd.		4,649,309	4,568,116
1,442,350	Cipla, Ltd.		8,038,965	8,236,392
1,180,745	Dishman Pharmaceuticals & Chemicals, Ltd.		3,674,993	5,021,219
1,608,786	Dr. Reddy’s Laboratories, Ltd.		23,994,333	25,617,968

The India Fund, Inc.

September 30, 2006 (Unaudited)

Schedule of Investments (continued)

NUMBER OF SHARES	SECURITY	PERCENT OF HOLDINGS	COST	VALUE

COMMON STOCKS (continued)
	Pharmaceuticals (continued)
679,350	Lupin, Ltd.		$7,394,353	$6,823,085
232,712	Sun Pharmaceutical Industries, Ltd.		2,502,015	4,713,020

			50,253,968	54,979,800

	Printing, Paper & Packaging	0.06%
600,000	Business India Publications		1,003,792	979,858

			1,003,792	979,858

	Rubber	0.27%
417,803	Kesoram Industries, Ltd.		2,402,773	4,581,050

			2,402,773	4,581,050

	Shipbuilding	0.48%
1,105,400	Bharati Shipyard, Ltd.		4,040,058	8,001,965

			4,040,058	8,001,965

	Steel	2.94%
955,514	Jindal Saw, Ltd.		7,468,732	6,657,909
565,863	Jindal Steel & Power, Ltd.		14,370,624	21,099,266
953,794	JSW Steel, Ltd.		5,654,520	5,929,411
588,672	Shree Precoated Steels, Ltd.+		3,116,364	2,332,897
2,100,000	Sujana Metals Products, Ltd.+		2,969,552	3,118,563
846,591	Tata Steel, Ltd.		8,238,971	9,874,284

			41,818,763	49,012,330

	Telecommunications	4.87%
5,132,210	Bharti Airtel, Ltd.+		23,472,402	52,394,919
3,835,121	Reliance Communication, Ltd.+		19,076,228	28,956,521
—	Shyam Telecom, Ltd.+		14	—
8	Shyam Telelink, Ltd.+		0	—

			42,548,644	81,351,440

	Televisions	0.27%
348,022	Television Eighteen India, Ltd.		3,430,280	4,553,272

			3,430,280	4,553,272

	Textiles	0.08%
377,921	Bombay Rayon Fashions, Ltd.		1,240,122	1,353,685

			1,240,122	1,353,685

	Transportation	0.38%
172,850	Container Corp. of India, Ltd.		6,250,903	6,289,218

			6,250,903	6,289,218

	Vehicle Components	1.91%
2,983,425	Amtek Auto, Ltd.		10,032,082	21,548,222
379,064	ANG Exports, Ltd.		2,106,671	2,686,670

The India Fund, Inc.

September 30, 2006 (Unaudited)

Schedule of Investments (continued)

NUMBER OF SHARES		SECURITY	PERCENT OF HOLDINGS	COST	VALUE

COMMON STOCKS (continued)
		Vehicle Components (continued)
1,547,102		Cummins India, Ltd.		$7,209,055	$7,722,877

				19,347,808	31,957,769

		Vehicles	6.81%
338,955		Bajaj Auto, Ltd.		14,499,697	22,128,577
878,788		Hero Honda Motors, Ltd.		12,535,214	14,821,236
1,684,570		Mahindra & Mahindra, Ltd.		13,800,318	24,961,347
2,756,847		Tata Motors, Ltd.		32,739,300	51,748,284

				73,574,529	113,659,444

		TOTAL COMMON STOCKS		843,763,547	1,494,665,295

SHORT -TERM INVESTMENTS (9.89% of holdings)
910,000		Banking Index Benchmark Exchange Traded Scheme - Bank BeES		10,074,801	10,610,004
91,842,269		Birla Cash Plus Inst+		22,416,827	22,946,868
39,689,807		DWS Insta Cash Plus Inst - Growth+		9,567,978	9,794,675
34,903,283		HDFC Liquid Fund		10,729,614	10,975,629
77,088,521		LICMF Liquid Fund+		21,445,421	21,964,144
89,603,326		Principal Cash Management Fund		21,459,227	21,952,961
2,543,407		Prudential ICICI Liquid Plan+		957,600	992,552
143,207,661		Prudential ICICI Liquid Plan - Super Institutional Growth+		32,188,841	32,928,251
69,988,149		Reliance Liquidity Fund - Growth Option+		16,101,331	16,464,931
731,286		Standard Chartered Liquidity Manager Plus - Growth+		16,094,420	16,465,068

		TOTAL SHORT-TERM INVESTMENTS		161,036,060	165,095,083

BONDS (0.60% of holdings)
460,000,000		ICICI Bank Ltd. 9.98 Bond Tier 1		9,944,639	10,016,331

		TOTAL		9,944,639	10,016,331

		TOTAL INDIA		1,014,744,246	1,669,776,709

		TOTAL INVESTMENTS*	100.00%	$1,014,744,246	$1,669,776,709

Footnotes and Abbreviations
		ADR - American Depository Receipt
		GDR - Global Depository Receipts
	+	Non income producing.
	*	As of December 31, 2005, the aggregate cost for federal income tax purposes was $583,800,755. The aggregate gross unrealized appreciation (depreciation) for all securities was as follows:
		Excess of value over tax cost		$517,527,648
		Excess of tax cost over value		(3,869,399)

				$513,658,249

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The India Fund, Inc.

By (Signature and Title)*	/s/ Prakash A. Melwani

Prakash A. Melwani, President
(principal executive officer)

Date November 13, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Prakash A. Melwani

Prakash A. Melwani, President
(principal executive officer)

Date November 13, 2006

By (Signature and Title)*	/s/ Brian S. Chase

Brian S. Chase, Treasurer
(principal financial officer)

Date November 13, 2006

* Print the name and title of each signing officer under his or her signature.